Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 24, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Jul. 24, 2023
Prospectus Summary | MainStay PineStone Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGEX
Prospectus Summary | MainStay PineStone Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGYX
Prospectus Summary | MainStay PineStone Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGIX
Prospectus Summary | MainStay PineStone Global Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGPX
Prospectus Summary | MainStay PineStone Global Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCGMX
Prospectus Summary | MainStay PineStone International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIRX
Prospectus Summary | MainStay PineStone International Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIKX
Prospectus Summary | MainStay PineStone International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCICX
Prospectus Summary | MainStay PineStone International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIUX
Prospectus Summary | MainStay PineStone International Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIHX
Prospectus Summary | MainStay PineStone International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCILX
Prospectus Summary | MainStay PineStone International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIOX
Prospectus Summary | MainStay PineStone International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIZK
Prospectus Summary | MainStay PineStone International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIWX
Prospectus Summary | MainStay PineStone U.S. Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUEX
Prospectus Summary | MainStay PineStone U.S. Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUCX
Prospectus Summary | MainStay PineStone U.S. Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUIX
Prospectus Summary | MainStay PineStone U.S. Equity Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUPX
Prospectus Summary | MainStay PineStone U.S. Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCUDX